Above / Below Market Acquired Charters (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Above Below Market Acquired Charters
Amortization of above market acquired charters	$ 30,649	$ 7,786
Accretion of below market acquired charters	$ 14,785	$ 12,432